SEGMENT AND RELATED INFORMATION	12 Months Ended
Jan. 03, 2014
Notes to Financial Statements [Abstract]
SEGMENT AND RELATED INFORMATION
	Year Ended
	January 3,	December 28,	December 30,
(In millions, except percentages)	2014	2012	2011
The U.S. Army (1)
Infrastructure & Environment	$125.2	$128.4	$141.7
Federal Services	1,100.3	1,497.8	1,352.4
Energy & Construction	149.5	128.8	198.2
Total U.S. Army	$1,375.0	$1,755.0	$1,692.3
Revenues from the U.S. Army as a percentage of our consolidated revenues	13%	16%	18%

DOE
Infrastructure & Environment	$4.7	$5.6	$5.9
Federal Services	821.9	984.0	1,260.5
Energy & Construction	4.6	0.1	2.6
Total DOE	$831.2	$989.7	$1,269.0
Revenues from DOE as a percentage of our consolidated revenues	8%	9%	13%

Revenues from the federal market sector as a percentage of our consolidated revenues	34%	40%	49%

NOTE 16. SEGMENT AND RELATED INFORMATION

We operate our business through the following four segments:

  Our Infrastructure & Environment Division provides program management, planning, design, engineering, construction and construction management, operations and maintenance, and decommissioning and closure services to the U.S. federal government, state and local government agencies, and private sector clients in the U.S. and internationally.
  Our Federal Services Division provides services to a wide variety of U.S. federal government agencies, as well as to national governments in other countries. This includes program management, planning, design and engineering, systems engineering and technical assistance, construction and construction management, operations and maintenance, management and operations, IT, and decommissioning and closure services.
  Our Energy & Construction Division provides program management, planning, design, engineering, construction and construction management, operations and maintenance, and decommissioning and closure services to private sector clients as well as federal, state and local government agencies.
  Our Oil & Gas Division provides services to oil and gas industry clients throughout the U.S. and Canada. This includes oilfield services, such as rig transportation and fluid hauling, oil and gas production services, including mechanical, electrical and instrumentation services; pipeline and facility construction, module fabrication; and maintenance services.

These four segments operate under separate management groups and produce discrete financial information. Their operating results also are reviewed separately by management. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. The information disclosed in our consolidated financial statements is based on the four segments that comprise our current organizational structure.

Effective with the beginning of our fiscal year 2014, we realigned our Global Management and Operations Services Group, which was previously a component of our Energy & Construction Division, under the operations and management of our Federal Services Division. The realignment of this group consolidates the majority of our business with U.S. federal government agencies and national governments outside the U.S in our Federal Services Division. We also realigned a portion of our facility construction, process engineering, and operations and maintenance services to the oil and gas industry among our Oil & Gas, Infrastructure & Environment, and Energy & Construction Divisions. These changes, which restructured elements of our oil and gas business from an organization based on legacy acquisitions to one based on service, are designed to improve our ability to provide integrated services to our oil and gas clients. To reflect these realignments, we have revised the prior year amounts to conform to our current year presentation.

The following table presents summarized financial information for our reportable segments. “Inter-segment, eliminations and other” in the following table includes eliminations of inter-segment sales and investments in subsidiaries. The segment balance sheet information presented below is included for informational purposes only. We do not allocate resources based upon the balance sheet amounts of individual segments. Our long-lived assets consist primarily of property and equipment.

	Year Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Revenues
Infrastructure & Environment	$3,634.1	$3,714.4	$3,761.0
Federal Services (1)	3,157.2	3,774.9	4,013.9
Energy & Construction (2)	2,417.8	2,412.9	1,932.5
Oil & Gas (2)	1,941.8	1,233.1	—
Inter-segment, eliminations and other	(160.2)	(162.8)	(162.4)
Total revenues	$10,990.7	$10,972.5	$9,545.0
Equity in income (loss) of unconsolidated joint ventures
Infrastructure & Environment	$2.4	$4.0	$3.9
Federal Services (1)	84.9	83.4	114.7
Energy & Construction (2)	8.1	16.0	13.6
Oil & Gas (2)	(1.8)	4.2	—
Total equity in income of unconsolidated joint ventures	$93.6	$107.6	$132.2
URS operating income (loss) (3)
Infrastructure & Environment	$209.0	$213.4	$222.0
Federal Services (1)	307.8	300.9	276.8
Energy & Construction (2)	52.4	96.7	54.6
Oil & Gas (2)	17.0	59.4	—
Corporate (4)	(77.5)	(99.7)	(79.5)
Total URS operating income	$508.7	$570.7	$473.9
Operating income (loss) (5)
Infrastructure & Environment	$210.7	$215.5	$222.0
Federal Services (1,5)	370.3	378.9	25.5
Energy & Construction (2)	71.3	132.8	83.1
Oil & Gas (2)	16.0	58.4	—
Corporate (4)	(77.5)	(99.7)	(79.5)
Total operating income	$590.8	$685.9	$251.1
Capital expenditures
Infrastructure & Environment	$36.9	$42.5	$51.2
Federal Services (1)	13.0	5.9	5.8
Energy & Construction (2)	16.8	18.4	13.8
Oil & Gas (2)	57.1	73.2	—
Corporate	12.6	13.2	10.9
Total capital expenditures	$136.4	$153.2	$81.7
Depreciation and amortization
Infrastructure & Environment	$50.0	$56.0	$55.0
Federal Services (1)	47.8	45.3	36.3
Energy & Construction (2)	40.7	49.2	45.1
Oil & Gas (2)	116.9	76.5	—
Corporate	8.8	6.6	6.3
Total depreciation and amortization	$264.2	$233.6	$142.7

  The operating results of Apptis have been included in our consolidated results since the acquisition on June 1, 2011.
  The operating results of Flint have been included in our consolidated results since the acquisition on May 14, 2012.

  We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation.
  Corporate includes expenses related to corporate functions and acquisition-related expenses.
  The operating income for the year ended December 30, 2011 included a $351.3 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets,” for more information.

Reconciliations of segment contribution to segment operating income (loss) for the years ended January 3, 2014, December 28, 2012, and December 30, 2011 are as follows:

	Year Ended January 3, 2014
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income	$209.0	$307.8	$52.4	$17.0	$(77.5)	$508.7
Noncontrolling interests	1.7	62.5	18.9	(1.0)	—	82.1
Operating income (loss)	$210.7	$370.3	$71.3	$16.0	$(77.5)	$590.8

	Year Ended December 28, 2012
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income	$213.4	$300.9	$96.7	$59.4	$(99.7)	$570.7
Noncontrolling interests	2.1	78.0	36.1	(1.0)	—	115.2
Operating income (loss)	$215.5	$378.9	$132.8	$58.4	$(99.7)	$685.9

	Year Ended December 30, 2011
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income	$222.0	$276.8	$54.6	$—	$(79.5)	$473.9
Noncontrolling interests	—	100.0	28.5	—	—	128.5
Goodwill impairment	—	(351.3)	—	—	—	(351.3)
Operating income (loss)	$222.0	$25.5	$83.1	$—	$(79.5)	$251.1

Total investments in and advances to unconsolidated joint ventures and property and equipment, net of accumulated depreciation, are as follows:

	January 3,	December 28,
(In millions)	2014	2012
Infrastructure & Environment	$8.0	$8.2
Federal Services	95.4	111.0
Energy & Construction	21.3	19.1
Oil & Gas	120.9	140.0
Total investments in and advances to unconsolidated joint ventures	$245.6	$278.3

Infrastructure & Environment	$135.9	$138.7
Federal Services	38.8	41.6
Energy & Construction	52.7	55.4
Oil & Gas	351.6	424.9
Corporate	29.1	26.9
Total property and equipment, net of accumulated depreciation	$608.1	$687.5

Total assets by segment are as follows:

	January 3,	December 28,
(In millions)	2014	2012

Infrastructure & Environment	$2,119.5	$2,222.1
Federal Services	2,727.6	2,911.6
Energy & Construction	2,117.6	2,195.9
Oil & Gas	1,495.6	1,739.3
Corporate	257.7	192.1
Total assets	$8,718.0	$9,261.0

Geographic Areas

We provide services in many parts of the world. Some of our services are provided to companies in other countries, but are served by our offices located in the U.S. Generally, revenues related to such services are classified within the geographic area where the services are performed, rather than where the client is located. Our revenues and net property and equipment at cost by geographic area are shown below:

	Years Ended
	January 3,	December 28,	December 30,
(In millions)	2014	2012	2011
Revenues
United States	$8,136.7	$8,640.2	$8,329.7
Canada (1)	1,879.5	1,304.0	180.3
Other countries	1,001.8	1,056.0	1,065.3
Eliminations	(27.3)	(27.7)	(30.3)
Total revenues	$10,990.7	$10,972.5	$9,545.0

  Revenues from Canada exceeded 10% of our consolidated revenues for the years ended January 3, 2014 and December 28, 2012 due to our acquisition of Flint in fiscal year 2012.

	January 3,	December 28,
(In millions)	2014	2012
Property and equipment, net (1)
United States	$313.6	$320.4
International:
Canada	249.9	313.2
Other countries	44.6	53.9
Total international	294.5	367.1
Total property and equipment, net	$608.1	$687.5

  Property and equipment, net is categorized by the location of incorporation of the legal entities.

Major Customers and Other

Our largest clients are from our federal market sector. Within this sector, we have multiple contracts with our two major customers: the U.S. Army and the DOE. For the purpose of analyzing revenues from major customers, we do not consider the combination of all federal departments and agencies as one customer. The different federal agencies manage separate budgets. As such, reductions in spending by one federal agency do not affect the revenues we could earn from another federal agency. In addition, the procurement processes for federal agencies are not centralized, and procurement decisions are made separately by each federal agency. The loss of the federal government, the U.S. Army, or the DOE as clients, would have a material adverse effect on our business; however, we are not dependent on any single contract on an ongoing basis. We believe that the loss of any single contract would not have a material adverse effect on our business.

Our revenues from the U.S. Army and the DOE by division for the years ended January 3, 2014, December 28, 2012, and December 30, 2011 are presented below:

	Year Ended
	January 3,	December 28,	December 30,
(In millions, except percentages)	2014	2012	2011
The U.S. Army (1)
Infrastructure & Environment	$125.2	$128.4	$141.7
Federal Services	1,100.3	1,497.8	1,352.4
Energy & Construction	149.5	128.8	198.2
Total U.S. Army	$1,375.0	$1,755.0	$1,692.3
Revenues from the U.S. Army as a percentage of our consolidated revenues	13%	16%	18%

DOE
Infrastructure & Environment	$4.7	$5.6	$5.9
Federal Services	821.9	984.0	1,260.5
Energy & Construction	4.6	0.1	2.6
Total DOE	$831.2	$989.7	$1,269.0
Revenues from DOE as a percentage of our consolidated revenues	8%	9%	13%

Revenues from the federal market sector as a percentage of our consolidated revenues	34%	40%	49%

  The U.S. Army includes U.S. Army Corps of Engineers.